CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 10,358	$ 49,330
Receivables	236	2,125
Receivable due from related party	2,328
Inventories		33,887
Prepaid expenses and deposits	180	3,468
VAT receivable		5,070
Total current assets	13,102	93,880
Non-current assets
Inventories		2,245
Reclamation deposit		1,837
Preferred shares	173,135
Interest in Joint Venture	126,264
Exploration and evaluation assets		13,085
Mineral properties, plant and equipment	114	597,738
Total non-current assets	299,513	614,905
Total assets	312,615	708,785
Current liabilities
Accounts payable and accrued liabilities	3,473	47,916
Current portion of long-term debt		36,451
Total current liabilities	3,473	84,367
Non-current liabilities
Long-term debt		119,240
Long-term incentive plan liability	300
Asset retirement provisions		30,790
Deferred income tax liability		41,781
Total non-current liabilities	300	191,811
Total liabilities	3,773	276,178
Common shareholders' equity
Share capital	578,853	561,441
Equity reserves	49,261	48,326
Accumulated deficit	(319,272)	(177,900)
Total common shareholders' equity	308,842	431,867
Non-controlling interest		740
Total equity	308,842	432,607
Total liabilities and equity	$ 312,615	$ 708,785